Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Assets:
Due from related party		$ 1,226	$ 402
Liabilities:
Due to related parties		5,350	7,979
CMTC - amounts relating to vessels acquisitions (a) [Member]
Assets:
Due from related party	[1]	0	402
Liabilities:
Due to related parties	[1]	2,213	0
Capital-Gas – advances from the Partnership (b) [Member]
Assets:
Due from related party	[2]	1,226	0
CSM - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	0	114
Capital-Executive - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	3,137	3,823
Capital-Gas - payments on behalf of the Partnership (c) [Member]
Liabilities:
Due to related parties	[3]	$ 0	$ 4,042

[1]	Amounts relating to vessels acquisitions: This line item mainly includes bunkers and lubricants onboard payable to CMTC and collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.
[2]	Managers - Advances from the Partnership: This line item represents the amounts advanced by the Partnership for operating and voyage expenses to be paid by the Managers on behalf of the Partnership and its subsidiaries.
[3]	Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.